Capitalization - Common stock Reserved (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Capitalization
Conversion of convertible preferred stock	27,799,267	22,520,015
Warrants to purchase convertible preferred stock	1,133,725	1,133,725
Warrants to purchase common stock	74,895	74,895
Shares available for grant under 2018 Stock Plan	363,095	1,861,856
Stock options issued and outstanding under 2018 Stock Plan	5,031,310	3,209,063
Total shares of common stock reserved	(34,402,292)	(28,799,554)